COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Direct Operating Costs and General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 246,904	$ 105,150	$ 886,393	$ 418,637
Sonix Medical Technologies, Inc. [Member]
Operating Leased Assets [Line Items]
Settlement Liabilities, Current		55,614	55,614
Sonix Medical Technologies, Inc. [Member] | General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Increase (Decrease) in Accrued Liabilities		$ 105,523	$ 105,523
Sonix Medical Technologies, Inc. [Member] | Other Current Liabilities [Member]
Operating Leased Assets [Line Items]
Referral Fee Payable				$ 161,137